Note 20 - Subsequent Events (Details Textual) - USD ($)							2 Months Ended	4 Months Ended	12 Months Ended
	Aug. 29, 2017	Jul. 17, 2017	Jul. 06, 2017	May 23, 2017	May 08, 2017	Apr. 21, 2016	Feb. 27, 2018	Aug. 15, 2016	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	7,940	220,000	200,000	80,000	7,060	80,000		400,000	1,700,000	480,000
Proceeds from Stock Options Exercised									$ 979,522	$ 35,423
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							224,000
Proceeds from Stock Options Exercised							$ 45,289